Related Party Transactions (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2013	Sep. 26, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Aug. 29, 2013
Related Party Transaction [Line Items]
Organizational and Offering Costs			$ 2,396,605
Maximum Percentage Reimbursement Of Organizational and Offering Costs			15.00%
Offering Costs Charged To Stockholders Equity			3,622,471		49,931
Advisory Agreement, Expiry Date			Oct. 14, 2014
Asset Management Fees, Description		asset management fee from one-twelfth of 1.0% of the higher of the cost or the value of each asset to one-twelfth of 0.65% of the higher of the cost or the value of each asset
Acquisition and Disposition Fees			274,411	3,426,267
Sales Price Percentage	1.50%		1.50%
Selling Commission Percentage	50.00%		50.00%
Percentage Exceed In Contract Sales Price			6.00%
Percentage Exceed Relates To Operating Expenses			2.00%	2.00%
Percentage Determined For Net Income			25.00%
Convertible Preferred Stock, Shares Issued upon Conversion			1,000
Preferred Stock, Par Or Stated Value Per Share (in dollars per share)			$ 0.01	$ 0.01
Excess Of Cumulative Percentage			15.00%
Cumulative Percentage			8.00%
Oversight Fee Percentage			1.00%
Due from affiliates			511,472	5,024
Line of Credit Facility, Periodic Payment			1,949,038
Sale of joint venture equity interest for affiliate			8,300,000			5,524,412
Outstanding accounts Payable Paid By Advisor			645,000
Reimbursement Of Organizational And Offering Costs					508,000
Reimbursement Of Organizational And Offering Costs Exceeded Percentage			15.00%
Reimbursed Organizational And Offering Costs Recorded As Receivable			508,000
Cost of Reimbursable Expense			539,990	295,069
Outstanding Accounts Receivable From Advisor			$ 508,000
Minimum [Member]
Related Party Transaction [Line Items]
Percentage Of Financing Fees Receivable	0.25%
Related Party Transaction Acquisition Fee Percentage		1.75%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage Of Financing Fees Receivable	1.00%
Related Party Transaction Acquisition Fee Percentage		2.50%